Revenue - Analysis of revenue by category (Details) - GBP (£) £ in Thousands	3 Months Ended			6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018		Jul. 31, 2019	Jul. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 126	£ 37,958	[1]	£ 375	£ 41,832	[2]
Licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	126	37,958		375	41,586
Research collaboration agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 0	£ 0		£ 0	£ 246

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’